Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 601	€ 490
Derivatives	(143)	(218)
Investment funds	2,142	2,214
Structured securities	200	268
Other	252	328
On December 31	€ 3,051	€ 3,083
Debt instrument	20.00%	16.00%
Derivatives	(5.00%)	(7.00%)
Investment funds	70.00%	72.00%
Structured securities	7.00%	9.00%
Other	8.00%	11.00%
On December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 424	€ 336
On December 31	424	336
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	177	154
Derivatives	(143)	(218)
Investment funds	2,142	2,214
Structured securities	200	268
Other	252	328
On December 31	€ 2,627	€ 2,746